Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (21,122)	$ (12,243)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	116	67
Amortization of deferred financing costs and debt issuance costs	101	38
Amortization of held to maturity investment premium	$ 142	173
Re-measurement of fair value of stock warrant liability		7
Stock based compensation	$ 1,574	1,066
Increase (decrease) in cash arising from changes in assets and liabilities:
Related party receivable	(9)	(24)
Prepaid expenses and other current assets	$ (32)	203
Restricted cash		(100)
Deposits	$ (50)	(10)
Accounts payable	642	716
Accrued expenses and other payables	1,041	$ 303
Other long term liabilities	$ 150
Accrued interest		$ (25)
Net Cash Used in Operating Activities	$ (17,447)	(9,829)
Cash Flows from Investing Activities
Proceeds from maturities of short-term investments	14,957	18,624
Purchases of short term investments	(11,090)	(12,199)
Purchase of property and equipment	(116)	(459)
Net Cash Provided by Investing Activities	3,751	$ 5,966
Cash Flows from Financing Activities
Proceeds from March 2015 public offering, net of underwriting discounts	11,400
Stock issuance costs	(302)
Proceeds from issuance of long term debt, net	4,471	$ 2,973
Payments on long term debt	$ (558)
Proceeds from the exercise of stock options		$ 37
Net Cash Provided by Financing Activities	$ 15,011	$ 3,010
Effect of exchange rate changes on cash and cash equivalents	(89)
Net Increase (Decrease) in Cash and Cash Equivalents	1,226	$ (853)
Cash and Cash Equivalents - Beginning of Period	3,714	4,567
Cash and Cash Equivalents - End of Period	4,940	3,714
Supplemental Disclosure for Cash Flow Information
Interest paid	262	$ 32
Supplemental Schedule of Noncash Investing and Financing Activities
Cashless exercise of stock options	$ 33
Cashless exercise of stock warrants		$ 453
Issuance of warrants		$ 323